A

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.9%
	AEROSPACE & DEFENSE - 2.2%
620	Airbus S.E.	$ 86,861
8,120	Leonardo SpA	96,680
		183,541
	APPAREL & TEXTILE PRODUCTS - 2.2%
43	Hermes International	93,192
93	LVMH Moet Hennessy Louis Vuitton S.E.	89,260
		182,452
	ASSET MANAGEMENT - 1.1%
34,058	Capitaland Investment Ltd.	94,949

	BANKING - 20.6%
5,059	ABN AMRO Bank N.V.	80,916
20,041	Banco BPM SpA	81,379
1	Banco de Credito e Inversiones S.A.	30
24,066	Banco del Bajio S.A.	79,132
21,582	Bangkok Bank PCL	99,233
1,368	Commonwealth Bank of Australia	89,939
6,435	Danske Bank A/S(a)	135,600
3,663	DBS Group Holdings Ltd.	90,095
6,752	ING Groep N.V.	83,330
1,883	Jyske Bank A/S(a)	137,254
52,931	Kiatnakin Phatra Bank PCL	93,010
194,756	Krung Thai Bank PCL	102,667
8,129	Mediobanca Banca di Credito Finanziario SpA	87,157
9,882	Oversea-Chinese Banking Corp Ltd.	93,165
10,861	Regional S.A.B. de C.V.	79,513
944	Ringkjoebing Landbobank A/S	132,498
73,031	Thanachart Capital PCL	92,504
4,326	UniCredit SpA	85,519
4,204	United Overseas Bank Ltd.	88,909
		1,731,850
	BEVERAGES - 2.3%
8,089	Davide Campari-Milano N.V.	104,109

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.9% (Continued)
	BEVERAGES - 2.3% (Continued)
372	Pernod Ricard S.A.	$ 85,837
		189,946
	BIOTECH & PHARMA - 2.9%
428	CSL Ltd.	85,124
929	Novo Nordisk A/S, Class B	154,439
		239,563
	CHEMICALS - 1.1%
502	Air Liquide S.A.	90,266

	COMMERCIAL SUPPORT SERVICES - 1.9%
1,422	Edenred	92,324
1,309	Randstad N.V.	70,996
		163,320
	ELECTRIC UTILITIES - 1.1%
61,986	Gulf Energy Development PCL	92,129

	ELECTRICAL EQUIPMENT - 2.0%
2,046	Prysmian SpA	83,576
506	Schneider Electric S.E.	87,997
		171,573
	ENGINEERING & CONSTRUCTION - 5.4%
522	Alten S.A.	88,582
6,570	Infrastrutture Wireless Italiane SpA	91,184
22,578	Keppel Corp Ltd.	104,399
3,740	Technip Energies N.V.(a)	82,960
704	Vinci S.A.	87,040
		454,165
	FOOD - 1.1%
17,069	Grupo Bimbo S.A.B. de C.V.	91,611

	HEALTH CARE FACILITIES & SERVICES - 2.3%
159,433	Bangkok Chain Hospital PCL	101,322
47,949	Thonburi Healthcare Group PCL	94,085
		195,407

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.9% (Continued)
	HOME CONSTRUCTION - 1.2%
275,313	AP Thailand PCL	$ 101,593

	HOTEL REIT - 0.0%(b)
1,941	CapitaLand Ascott Trust	1,571

	HOUSEHOLD PRODUCTS - 1.1%
195	L'Oreal S.A.	92,988

	INDUSTRIAL REIT - 1.0%
23,459	Prologis Property Mexico S.A. de CV	80,763

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
13,747	Singapore Exchange Ltd.	98,593

	INSURANCE - 3.1%
8,786	QBE Insurance Group Ltd.	89,122
13,155	Qualitas Controladora S.A.B. de C.V.	87,352
21,877	Steadfast Group Ltd.	85,840
		262,314
	INTERNET MEDIA & SERVICES - 1.1%
5,636	carsales.com Ltd.	88,607

	LEISURE FACILITIES & SERVICES - 3.5%
38,181	Alsea S.A.B. de C.V.(a)	102,843
59,891	Central Plaza Hotel PCL(a)	96,031
112,678	Genting Singapore Ltd.	95,421
		294,295
	MACHINERY - 1.9%
1,716	Aalberts N.V.	79,002
1,476	Interpump Group SpA	82,103
		161,105
	MEDICAL EQUIPMENT & DEVICES - 1.7%
9,239	Ambu A/S	146,407

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.9% (Continued)
	METALS & MINING - 3.1%
2,799	BHP Group Ltd.	$ 82,231
29,867	South32 Ltd.	83,793
4,360	Washington H Soul Pattinson & Company Ltd.	90,731
		256,755
	MULTI ASSET CLASS REITS - 1.1%
70,096	Mapletree Commercial Trust	92,455

	OIL & GAS PRODUCERS - 2.2%
109,509	Bangchak Corp PCL	97,016
6,046	Eni SpA	91,579
		188,595
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
28,957	Corp Inmobiliaria Vesta S.A.B. de C.V.	91,478

	RENEWABLE ENERGY - 1.6%
4,727	Vestas Wind Systems A/S	130,291

	RETAIL - CONSUMER STAPLES - 2.0%
14,571	Grupo Comercial Chedraui S.A. de CV	86,146
2,459	Koninklijke Ahold Delhaize N.V.	84,595
		170,741
	RETAIL REIT - 1.0%
61,699	Vicinity Centres	85,733

	SEMICONDUCTORS – 1.9%
229	ASM International N.V.	82,781
127	ASML Holding N.V.	80,258
		163,039
	TECHNOLOGY SERVICES - 1.8%
341	Teleperformance	67,937
657	Wolters Kluwer N.V.	86,985
		154,922
	TRANSPORTATION & LOGISTICS - 5.1%
7,760	Grupo Aeroportuario del Centro Norte S.A.B. de	85,127

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares				Fair Value
	COMMON STOCKS — 82.9% (Continued)
	TRANSPORTATION & LOGISTICS - 5.1% (Continued)
4,570	Grupo Aeroportuario del Pacifico S.A.B. de C.V.			$ 81,256
8,003	Poste Italiane SpA			83,125
19,250	Qantas Airways Ltd.(a)			84,067
21,189	Singapore Airlines Ltd.			92,896
				426,471

	TOTAL COMMON STOCKS (Cost $6,538,254)			6,969,488

	EXCHANGE-TRADED FUNDS — 18.8%
	EQUITY - 18.8%
28,923	iShares MSCI Spain ETF			826,330
24,304	iShares MSCI Turkey ETF			752,695
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,341,502)			1,579,025

		Expiration Date	Exercise Price
	WARRANT — 0.0%(b)
	BANKING - 0.0% (b)
4,410	Kiatnakin Phatra Bank PCL(a)	01/01/2025	$ 70.00	0(c)
4,410	Kiatnakin Phatra Bank PCL(a)	01/01/2027	70.00	0(c)
	TOTAL WARRANT (Cost $0)			0(c)

	TOTAL INVESTMENTS - 101.7% (Cost $7,879,756)			$ 8,548,513
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%			(143,469)
	NET ASSETS - 100.0%			$ 8,405,044

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PCL	- Public Company Limited
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Less than $1 US Dollar.